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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-21785
                                    --------------------------------------------


                                Black Pearl Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 125 South Market Street, Suite 1200    San Jose, California          95113
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)


                                 Kevin M. Landis


Firsthand Capital Management, Inc.  125 South Market Street   San Jose, CA 95113
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (408) 294-2200
                                                     ---------------------------

Date of fiscal year end:   December 31, 2007
                           ------------------------------

Date of reporting period:  June 30, 2007
                           ------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




                                BLACK PEARL FUNDS

                             BLACK PEARL FOCUS FUND




                               SEMI-ANNUAL REPORT

                                  June 30, 2007

                                   (Unaudited)




                               INVESTMENT ADVISOR
                       Firsthand Capital Management, Inc.
                                  San Jose, CA

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
JUNE 30, 2007 (UNAUDITED)
================================================================================

HOLDINGS BY SECTOR                                 % OF NET ASSETS
------------------------------------------------------------------
Information Technology                                  56.6%
Consumer Discretionary                                  24.6%
Telecommunications Services                             15.3%
Consumer Staples                                         1.3%
Cash Equivalents, Other Assets and Liabilties            2.2%


TOP TEN HOLDINGS                                   % OF NET ASSETS
------------------------------------------------------------------
Millicom International Cellular S.A.                    13.7%
Liberty Global, Inc. - Class A                           6.9%
Fiserv, Inc.                                             6.5%
EchoStar Communications Corp. - Class A                  6.0%
Comcast Corp. - Class A                                  4.6%
Research In Motion Ltd.                                  4.5%
Intuit, Inc.                                             4.3%
Discovery Holding Co. - Class A                          4.1%
Cognizant Technology Solutions Corp.                     3.8%
Oracle Corp.                                             3.5%

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
    At acquisition cost                                            $    542,744
                                                                   ============
    At value (Note 2)                                              $    643,051
Dividends and interest receivable                                            57
                                                                   ------------
    TOTAL ASSETS                                                        643,108
                                                                   ------------

LIABILITIES
Payable to Advisor (Note 4)                                                 683
                                                                   ------------
    TOTAL LIABILITIES                                                       683
                                                                   ------------

NET ASSETS                                                         $    642,425
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $    521,861
Accumulated net investment loss                                          (3,291)
Accumulated undistributed net realized
  gains from security transactions                                       23,548
Net unrealized appreciation on investments                              100,307
                                                                   ------------
NET ASSETS                                                         $    642,425
                                                                   ============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                                          51,866
                                                                   ============

Net asset value, redemption price and offering
  price per share (Note 2)                                         $      12.39
                                                                   ============


See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================
INVESTMENT INCOME
    Dividends (Net of foreign tax of $6)                           $        377
    Interest                                                                312
                                                                   ------------
        TOTAL INVESTMENT INCOME                                             689
                                                                   ------------

EXPENSES
    Investment advisory fees (Note 4)                                     4,592
    Administration fees (Note 4)                                          1,378
                                                                   ------------
        TOTAL EXPENSES                                                    5,970
    Fees waived by the Advisor (Note 4)                                  (1,990)
                                                                   ------------
        NET EXPENSES                                                      3,980
                                                                   ------------

NET INVESTMENT LOSS                                                      (3,291)
                                                                   ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from investments                                   20,309
   Net change in unrealized appreciation/depreciation
     on investments                                                      40,221
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS                                                         60,530
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $     57,239
                                                                   ============


See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                     SIX MONTHS        YEAR
                                                        ENDED          ENDED
                                                   JUNE 30, 2007    DECEMBER 31,
                                                    (UNAUDITED)        2006
--------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment loss                            $     (3,291)   $     (6,494)
    Net realized gains from investments                  20,309           9,732
    Net change in unrealized
      appreciation/depreciation on investments           40,221          14,925
                                                   ------------    ------------
Net increase in net assets from operations               57,239          18,163
                                                   ------------    ------------

FROM DISTRIBUTIONS
    Distributions from net realized gains                    --          (9,437)
                                                   ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                           504,019              --
    Net asset value of shares issued in
      reinvestment of distributions to
      shareholders                                           --           9,437
    Payments for shares redeemed                       (526,595)             --
                                                   ------------    ------------
Net increase (decrease) in net assets from
  capital share transactions                            (22,576)          9,437
                                                   ------------    ------------

TOTAL INCREASE IN NET ASSETS                             34,663          18,163

NET ASSETS
    Beginning of period                                 607,762         589,599
                                                   ------------    ------------
    End of period                                  $    642,425    $    607,762
                                                   ============    ============

CAPITAL SHARE ACTIVITY
    Shares sold                                          43,783              --
    Shares reinvested                                        --             904
    Shares redeemed                                     (46,079)             --
                                                   ------------    ------------
    Net increase (decrease) from capital share
      activity                                           (2,296)            904
    Shares outstanding, beginning of period              54,162          53,258
                                                   ------------    ------------
    Shares outstanding, end of period                    51,866          54,162
                                                   ============    ============


See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                                                        SIX MONTHS            YEAR            PERIOD
                                                                           ENDED              ENDED            ENDED
                                                                       JUNE 30, 2007       DECEMBER 31,     DECEMBER 31,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:          (UNAUDITED)            2006           2005 (a)
-----------------------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of period                            $      11.22        $      11.07     $      10.00
                                                                       ------------        ------------     ------------

     Income (loss) from investment operations:
         Net investment loss                                                  (0.06)              (0.12)           (0.02)
         Net realized and unrealized gains on investments                      1.23                0.45             1.09
                                                                       ------------        ------------     ------------
     Total from investment operations                                          1.17                0.33             1.07
                                                                       ------------        ------------     ------------

     Less distributions:
         Distributions from net realized gains                                   --               (0.18)              --
                                                                       ------------        ------------     ------------

     Net asset value at end of period                                  $      12.39        $      11.22     $      11.07
                                                                       ============        ============     ============

     Total return (b)                                                         10.43%(c)            3.08%           10.70%(c)
                                                                       ============        ============     ============

RATIOS AND SUPPLEMENTAL DATA:
     Net assets at end of period                                       $    642,425        $    607,762     $    589,599
                                                                       ============        ============     ============

     Ratio of gross expenses to average net assets                             1.95%(e)            1.95%            1.95%(e)

     Ratio of net expenses to average net assets (d)                           1.30%(e)            1.30%            1.30%(e)

     Ratio of net investment loss to average net assets                       (1.07%)(e)          (1.10%)          (0.89%)(e)

     Portfolio turnover rate                                                    108%(c)             293%              38%(c)
-----------------------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (November 1, 2005) through December 31, 2005.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio was determined after advisory fee waivers (Note 4).

(e)   Annualized.


See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
 SHARES       COMMON STOCKS - 97.8%                                   VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY - 24.6%
     275      Amazon.com, Inc. (a)                                 $     18,813
   1,055      Comcast Corp. - Class A (a)                                29,667
   1,140      Discovery Holding Co. - Class A (a)                        26,209
     565      Expedia, Inc. (a)                                          16,549
     360      IAC/InterActiveCorp. (a)                                   12,460
     160      Lamar Advertising Co. - Class A (a)                        10,041
   1,075      Liberty Global, Inc. - Class A (a)                         44,118
                                                                   ------------
                                                                        157,857
                                                                   ------------
              CONSUMER STAPLES - 1.3%
     220      Whole Foods Market, Inc.                                    8,426
                                                                   ------------

              INFORMATION TECHNOLOGY - 56.6%
     865      Activision, Inc. (a)                                       16,150
     385      Adobe Systems, Inc. (a)                                    15,458
     240      Akamai Technologies, Inc. (a)                              11,674
     135      Apple, Inc. (a)                                            16,475
     465      Cadence Design Systems, Inc. (a)                           10,211
     325      Cognizant Technology Solutions Corp. (a)                   24,404
     890      EchoStar Communications Corp. - Class A (a)                38,599
     290      Electronic Arts, Inc. (a)                                  13,723
     730      Fiserv, Inc. (a)                                           41,464
      15      Google, Inc. - Class A (a)                                  7,851
     270      Infosys Technologies Ltd. - ADR                            13,603
     910      Intuit, Inc. (a)                                           27,373
     270      KLA-Tencor Corp.                                           14,837
     585      Liberty Media Corp. - Interactive - Class A (a)            13,063
     435      Logitech International S.A. (a)                            11,480
     260      Microchip Technology, Inc.                                  9,630
     520      Microsoft Corp.                                            15,324
   1,155      Oracle Corp. (a)                                           22,765
     145      Research In Motion Ltd. (a)                                28,998
     530      Symantec Corp. (a)                                         10,706
                                                                   ------------
                                                                        363,788
                                                                   ------------
              TELECOMMUNICATIONS SERVICES - 15.3%
     960      Millicom International Cellular S.A. (a)                   87,974
     130      NII Holdings, Inc. (a)                                     10,496
                                                                   ------------
                                                                         98,470
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $528,234)                  $    628,541
                                                                   ------------

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES       MONEY MARKET SECURITIES - 2.3%                          VALUE
--------------------------------------------------------------------------------

  14,510      PNC Bank Money Market Account (Cost $14,510)         $     14,510
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $542,744)  $    643,051

              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)               (626)
                                                                   ------------

              TOTAL NET ASSETS - 100.0%                            $    642,425
                                                                   ============


(a)   Non-income producing security
ADR - American Depositary Receipt


See accompanying notes to financial statements.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================

1. ORGANIZATION

Black Pearl Focus Fund (the "Fund") is a non-diversified series of Black Pearl Funds (the "Trust"), an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated July 8, 2005. The Fund commenced operations on November 1, 2005.

The investment objective of the Fund is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other equity securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. If a security is not traded on the valuation date, the security will be valued at its most recent bid price. Securities traded in the over-the-counter market are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Other non-cash dividends are recognized as investment income at the fair value of the property received.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations and are recorded on ex-dividend date, which may differ from accounting principles generally accepted in the United States of America.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
================================================================================

Federal income tax - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

There were no distributions during the six months ended June 30, 2007. The tax character of distributions paid during the year ended December 31, 2006 was $9,437 of ordinary income.

The following information is computed on a tax basis for each item as of June 30, 2007:

            Tax cost of portfolio investments          $     544,810
                                                       =============
            Gross tax unrealized appreciation          $     111,057
            Gross tax unrealized depreciation                (12,816)
                                                       -------------
            Net tax unrealized appreciation                   98,241
            Undistributed ordinary income                      6,783
            Other gains                                       15,540
                                                       -------------
            Accumulated earnings                       $     120,564
                                                       =============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. Theses "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

3. INVESTMENT TRANSACTIONS

During the six months ended June 30, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, amounted to $653,651 and $681,273, respectively.

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

Firsthand Capital Management, Inc. (the "Advisor") serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 1.50% of its average daily net assets.

The Advisor has contractually agreed (for a period of three years from the Fund's commencement of operations) to reduce its fees and/or to make expense reimbursements so that the Fund's total operating expenses are limited to 1.30% of the Fund's average daily net assets. During the six months ended June 30, 2007, the Advisor waived investment advisory fees of $1,990. These waivers are not subject to recoupment.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
================================================================================

ADMINISTRATION AGREEMENT
The Advisor is responsible for the provision of administrative and supervisory services to the Fund. For its services, the Fund pays to the Advisor, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. For the six months ended June 30, 2007, the Fund paid $1,378 to the Advisor for administrative services.

MUTUAL FUND SERVICES AGREEMENT
The Fund is party to a mutual fund services agreement with Ultimus Fund Solutions, LLC ("Ultimus") under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund) pursuant to the Administration Agreement between the Fund and the Advisor.

DISTRIBUTION AGREEMENT
The Fund and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Advisor, not the Fund, is responsible for payment of the distribution fees.

Certain trustees and officers of the Trust are directors and officers of the Advisor, Ultimus and/or the Distributor.

5. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund has incorporated FIN 48 in this Semi-Annual report. Based on its analysis, management does not believe the adoption of FIN 48 has a material impact on the financial statements.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
================================================================================

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment returns of the Fund.

A fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemptions fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
================================================================================

--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                January 1, 2007   June 30, 2007   During Period*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00        $1,104.28         $6.78
Based on Hypothetical 5% Return
  (before expenses)                $1,000.00        $1,017.94         $6.50
--------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.30% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-408-521-5000, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-408-521-5000, or the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-408-521-5000. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Black Pearl Funds
              ---------------------------------------------------


By (Signature and Title)*  /s/ Kevin M. Landis
                           --------------------------------------
                           Kevin M. Landis, President

Date  August 27, 2007
      ------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Kevin M. Landis
                           --------------------------------------
                           Kevin M. Landis, President

Date  August 27, 2007
      ------------------------------------


By (Signature and Title)*  /s/ Mark J. Seger
                           --------------------------------------
                           Mark J. Seger, Treasurer

Date  August 27, 2007
      ------------------------------------

* Print the name and title of each signing officer under his or her signature.